Finacial Liabilities at Fair Value (Tables)	12 Months Ended
Dec. 31, 2023
Finacial Liabilities at Fair Value [Abstract]
Schedule of Financial Liability
	December 31, 2023	December 31, 2022

Financial liability (1)	11	26
Non-tradable warrants (2)	1,459	-
Total	1,470	26